Loss per share	6 Months Ended
Jun. 30, 2025
Loss per share
Loss per share

13Loss per share

Basic and diluted loss per share is calculated as follows:

	Six months ended June 30,
	2024		2025
	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to common shareholders	(2,674)	(725)	(2,028)	(283)	(545)	(77)
Denominator:
Weighted average number of shares used in calculating basic and diluted loss per share	62,645,540	17,000,189	63,325,008	63,325,008	17,000,189	17,000,189
Basic and diluted loss per share	(0.04)	(0.04)	(0.03)	(0.00)	(0.03)	(0.00)

For the six months ended June 30, 2024 and 2025, the two-class method is applicable because the Company has Class A and Class B common shares outstanding, and both classes have contractual rights with regards to dividends and distributions upon liquidation of the Company.

The effect of all outstanding share options, restricted share units and convertible notes were excluded from the computation of diluted loss per share for the six months ended June 30, 2024 and 2025 as their effects would be anti-dilutive.